TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Net loss carry-forward	$ 10,525	$ 10,689
Other additions for tax Purposes	154	179
Net deferred tax asset before valuation allowance	10,679	10,868
Valuation allowance	(10,679)	(10,868)
Net deferred tax asset